Investments in Unconsolidated Subsidiaries and Affiliates (Tables)	6 Months Ended
Jun. 30, 2014
Equity Method Investments And Joint Ventures [Abstract]
Summary of Investments in Unconsolidated Subsidiaries and Affiliates

A summary of investments in unconsolidated subsidiaries and affiliates as of June 30, 2014 and December 31, 2013 is as follows:

	June 30, 2014	December 31, 2013
	(in millions)
Equity method	$638	$638
Cost method	7	7

Total	$645	$645